UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – February 29, 2016

Item 1.  Schedule of Investments.

EXCEED DEFINED SHIELD INDEX FUND
SCHEDULE OF INVESTMENTS (Unaudited)
FEBRUARY 29, 2016

 AFA
Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 97.1%
Consumer Discretionary - 6.9%
$209,000	AutoZone, Inc.	6.95%	06/15/16	$212,292
125,000	AutoZone, Inc.	1.30	01/13/17	125,069
145,000	Comcast Cable Communications, LLC	8.88	05/01/17	157,534
400,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	2.40	03/15/17	404,023
100,000	McDonald's Corp.	5.35	03/01/18	107,315
450,000	Walgreens Boots Alliance, Inc.	1.75	11/17/17	449,595
				1,455,828
Consumer Staples - 10.1%
250,000	Amgen, Inc.	2.30	06/15/16	250,967
100,000	Anheuser-Busch InBev Worldwide, Inc.	1.38	07/15/17	100,252
342,000	Kraft Foods Group, Inc.	2.25	06/05/17	345,047
600,000	Philip Morris International, Inc.	5.65	05/16/18	654,983
400,000	SABMiller Holdings, Inc. (a)	2.45	01/15/17	403,197
262,000	Teva Pharmaceutical Finance Co. BV	2.40	11/10/16	263,757
100,000	The Coca-Cola Co.	1.65	03/14/18	101,299
				2,119,502
Energy - 2.9%
600,000	Chevron Corp.	1.34	11/09/17	598,777

Financial - 38.4%
525,000	Air Lease Corp.	5.63	04/01/17	539,175
145,000	American Express Co.	6.15	08/28/17	154,231
200,000	American Express Co.	7.00	03/19/18	219,784
210,000	American Honda Finance Corp., MTN (b)	0.76	09/02/16	209,995
300,000	Bank of America Corp.	5.42	03/15/17	310,516
200,000	Bank of America Corp.	2.00	01/11/18	199,389
100,000	BB&T Corp.	4.90	06/30/17	103,758
200,000	BlackRock, Inc.	6.25	09/15/17	215,006
300,000	Citigroup, Inc.	1.55	08/14/17	298,501
222,000	Citigroup, Inc.	2.05	12/07/18	220,803
400,000	Daimler Finance North America, LLC (a)	1.38	08/01/17	397,548
450,000	Ford Motor Credit Co., LLC	1.70	05/09/16	450,371
300,000	Ford Motor Credit Co., LLC	6.63	08/15/17	318,156

Principal	Security Description	Rate	Maturity	Value

$200,000	HSBC USA, Inc.	2.00%	08/07/18	$199,047
450,000	Intercontinental Exchange, Inc.	2.50	10/15/18	456,402
200,000	John Deere Capital Corp., MTN	2.25	06/07/16	200,853
200,000	KeyBank NA	1.70	06/01/18	199,475
200,000	MetLife, Inc.	1.76	12/15/17	200,122
200,000	Metropolitan Life Global Funding I (a)	1.95	12/03/18	199,370
145,000	National City Bank BKNT	5.80	06/07/17	151,482
200,000	NYSE Holdings, LLC	2.00	10/05/17	201,572
500,000	PNC Bank NA	1.13	01/27/17	499,975
400,000	Prudential Financial, Inc., MTN	3.00	05/12/16	401,517
100,000	The Bank of New York Mellon Corp. (c)	1.97	06/20/17	101,021
500,000	The Bear Stearns Cos., LLC	7.25	02/01/18	548,115
445,000	The Goldman Sachs Group, Inc.	2.90	07/19/18	451,262
200,000	Toyota Motor Credit Corp.	1.55	07/13/18	200,107
199,000	Wachovia Corp.	5.63	10/15/16	204,404
200,000	Wachovia Corp.	5.75	06/15/17	210,694
				8,062,651
Healthcare - 7.0%
200,000	AbbVie, Inc.	1.80	05/14/18	199,544
400,000	Becton Dickinson and Co.	1.80	12/15/17	400,659
350,000	Gilead Sciences, Inc.	1.85	09/04/18	353,810
100,000	Merck & Co., Inc.	1.10	01/31/18	100,071
200,000	UnitedHealth Group, Inc.	6.00	06/15/17	211,820
200,000	UnitedHealth Group, Inc.	1.40	10/15/17	200,254
				1,466,158
Industrial - 10.5%
100,000	3M Co.	1.38	08/07/18	100,566
250,000	Caterpillar Financial Services Corp., MTN	2.65	04/01/16	250,474
100,000	CSX Corp.	5.60	05/01/17	104,576
300,000	CSX Corp.	6.25	03/15/18	327,780
700,000	Lockheed Martin Corp.	1.85	11/23/18	704,914
200,000	United Technologies Corp.	1.80	06/01/17	201,658
512,000	United Technologies Corp. (c)	1.78	05/04/18	511,391
				2,201,359

EXCEED DEFINED SHIELD INDEX FUND
SCHEDULE OF INVESTMENTS (Unaudited)
FEBRUARY 29, 2016

Principal	Security Description	Rate	Maturity	Value

Technology - 8.4%
$200,000	Apple, Inc.	1.00%	05/03/18	$199,538
600,000	Cisco Systems, Inc.	1.65	06/15/18	604,462
100,000	Intel Corp.	1.35	12/15/17	100,643
600,000	International Business Machines Corp.	7.63	10/15/18	691,576
150,000	Oracle Corp.	5.75	04/15/18	163,876
				1,760,095
Telecommunication Services - 3.4%
400,000	NBCUniversal Media, LLC	2.88	04/01/16	400,725
100,000	Verizon Communications, Inc.	1.35	06/09/17	99,942
200,000	Verizon Communications, Inc.	3.65	09/14/18	209,781
				710,448
Utilities - 9.5%
200,000	Appalachian Power Co., Series K	5.00	06/01/17	207,841
200,000	Berkshire Hathaway Energy Co.	5.75	04/01/18	215,443
400,000	Duke Energy Corp.	2.15	11/15/16	402,874
300,000	NextEra Energy Capital Holdings, Inc.	1.59	06/01/17	299,583
100,000	NextEra Energy Capital Holdings, Inc.	2.06	09/01/17	100,435
250,000	Ohio Power Co.	6.05	05/01/18	270,407
100,000	The Southern Co.	1.30	08/15/17	99,341
400,000	The Southern Co.	2.45	09/01/18	405,205
				2,001,129
Total Corporate Non-Convertible Bonds (Cost $20,354,240)				20,375,947

Shares	Security Description	Value

Investment Companies - 1.8%(d)
698	iShares 1-3 Year Credit Bond ETF	73,213
10,000	SPDR Barclays Short Term Corporate Bond ETF	304,900
Total Investment Companies (Cost $377,208)		378,113

Money Market Fund - 3.3%
691,298	Invesco STIC Prime Portfolio, Institutional Class, 0.21% (b) (Cost $691,298)	691,298

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 6.9%
Call Options Purchased - 2.8%
116	SPDR S&P 500 ETF	$207.00	05/16	$11,310
153	SPDR S&P 500 ETF	206.00	05/16	18,360
46	SPDR S&P 500 ETF	213.00	07/16	2,852
50	SPDR S&P 500 ETF	212.00	07/16	3,825
84	SPDR S&P 500 ETF	215.00	09/16	11,844
86	SPDR S&P 500 ETF	210.00	09/16	22,317
241	SPDR S&P 500 ETF	210.00	12/16	100,738
34	SPDR S&P 500 ETF	205.00	12/16	20,876
107	SPDR S&P 500 ETF	195.00	03/17	137,709
159	SPDR S&P 500 ETF	190.00	03/17	250,902
Total Call Options Purchased (Premiums Paid $790,169)				580,733

Put Options Purchased - 4.1%
169	SPDR S&P 500 ETF	181.00	05/16	60,079
100	SPDR S&P 500 ETF	180.00	05/16	33,800
28	SPDR S&P 500 ETF	193.00	07/16	25,564
68	SPDR S&P 500 ETF	192.00	07/16	59,296
9	SPDR S&P 500 ETF	190.00	09/16	9,621
161	SPDR S&P 500 ETF	185.00	09/16	143,934
29	SPDR S&P 500 ETF	185.00	12/16	33,060
246	SPDR S&P 500 ETF	183.00	12/16	265,680
5	SPDR S&P 500 ETF	175.00	03/17	5,243
260	SPDR S&P 500 ETF	170.00	03/17	237,770
Total Put Options Purchased (Premiums Paid $982,403)				874,047
Total Purchased Options (Premiums Paid $1,772,572)				1,454,780
Total Investments - 109.1% (Cost $23,195,318)*				22,900,138

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (10.2)%

Call Options Written - (0.3)%
(2)	SPDR S&P 500 ETF	235.00	03/16	$(2)
(36)	SPDR S&P 500 ETF	230.00	03/16	(36)
(15)	SPDR S&P 500 ETF	240.00	06/16	(15)
(78)	SPDR S&P 500 ETF	235.00	06/16	(78)
(39)	SPDR S&P 500 ETF	245.00	07/16	(39)
(6)	SPDR S&P 500 ETF	240.00	07/16	(6)
(75)	SPDR S&P 500 ETF	245.00	09/16	(75)
(11)	SPDR S&P 500 ETF	240.00	09/16	(11)
(247)	SPDR S&P 500 ETF	240.00	12/16	(1,976)
(28)	SPDR S&P 500 ETF	235.00	12/16	(532)
(43)	SPDR S&P 500 ETF	225.00	03/17	(7,568)
(223)	SPDR S&P 500 ETF	220.00	03/17	(61,994)
Total Call Options Written (Premiums Received $(134,528))				(72,332)

Put Options Written - (9.9)%
(115)	SPDR S&P 500 ETF	207.00	05/16	(175,663)
(154)	SPDR S&P 500 ETF	206.00	05/16	(223,223)
(46)	SPDR S&P 500 ETF	213.00	07/16	(100,303)
(50)	SPDR S&P 500 ETF	212.00	07/16	(104,750)
(84)	SPDR S&P 500 ETF	215.00	09/16	(211,806)
(86)	SPDR S&P 500 ETF	210.00	09/16	(184,040)
(241)	SPDR S&P 500 ETF	210.00	12/16	(571,772)
(34)	SPDR S&P 500 ETF	205.00	12/16	(70,142)

EXCEED DEFINED SHIELD INDEX FUND
SCHEDULE OF INVESTMENTS (Unaudited)
FEBRUARY 29, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value

(107)	SPDR S&P 500 ETF	$195.00	03/17	$(189,497)
(159)	SPDR S&P 500 ETF	190.00	03/17	(247,722)
Total Put Options Written (Premiums Received $(2,193,017))				(2,078,918)
Total Written Options - (10.2)% (Premiums Received $(2,327,545))*				(2,151,250)
Other Assets & Liabilities, Net – 1.1%				240,032
Net Assets – 100.0%				$20,988,920

BKNT	Bank Note
ETF	Exchange Traded Fund
LLC	Limited Liability Company
MTN	Medium Term Note
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,000,115 or 4.8% of net assets.
(b)	Variable rate security. Rate presented is as of February 29, 2016.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of February 29, 2016.
(d)	All or a portion of these securities are pledged as collateral for written options.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$244,573
Gross Unrealized Depreciation	(363,458)
Net Unrealized Depreciation	$(118,885)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$1,832,893	$(2,150,988)
Level 2 - Other Significant Observable Inputs	21,067,245	(262)
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,900,138	$(2,151,250)

**Other Financial Instruments are derivative instruments not reflected in the Total Investments In Securities, such as written options, which are valued at their market value at period end.

The Level 1 value displayed in the Investments in Securities column of this table includes Investment Companies and Purchased Options. The Level 2 value displayed in the Investments In Securities column of this table includes Corporate Non-Convertible Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 29, 2016.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 28, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 28, 2016